Restructuring costs and similar items - Summary of Restructuring Costs and Similar Items (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Employee-related expenses	€ 507	€ 193	€ 697
Charges, gains or losses on assets	261	110	149
Compensation for early termination of contracts (other than contracts of employment)	1	34	40
Transformation programs costs	547	463	191
Others	20	20	12
Total	€ 1,336	€ 820	€ 1,089	[1]

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.